Financial Risk Management - Monetary Assets and Liabilities Denominated in Foreign Currencies (Detail) € in Thousands, ¥ in Thousands, $ in Thousands, ₩ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 KRW (₩)
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	₩ 8,713,778				₩ 7,193,754
Monetary liabilities denominated in foreign currencies	18,955,061				₩ 18,556,932
Currency risk [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	116,406	$ 84,581	¥ 672,311	€ 10,903
Monetary liabilities denominated in foreign currencies	1,681,416	$ 1,541,544	¥ 22,778	€ 2,519
Currency risk [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	92,025
Monetary liabilities denominated in foreign currencies	1,677,200
Currency risk [member] | Euro [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	14,591
Monetary liabilities denominated in foreign currencies	3,370
Currency risk [member] | Yen [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	7,088
Monetary liabilities denominated in foreign currencies	240
Currency risk [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	2,702
Monetary liabilities denominated in foreign currencies	₩ 606